Shareholder Report, Line Graph (Details) - USD ($)	5 Months Ended	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000123807
Account Value [Line Items]
Line Graph and Table Measure Name		LSV Small Cap Value Fund, Institutional Class Shares
Account Value	$ 100,000	$ 100,000	$ 200,482	$ 158,044	$ 158,730	$ 162,609	$ 98,962	$ 125,569	$ 124,077	$ 131,565	$ 107,220	$ 100,382
C000142891
Account Value [Line Items]
Line Graph and Table Measure Name	LSV Small Cap Value Fund, Investor Class Shares
Account Value	$ 10,000	$ 10,000	19,530	15,443	15,546	15,976	9,740	12,392	12,282	13,051	10,664	10,014
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index (USD)
Account Value	$ 100,000	$ 100,000	322,976	234,287	216,171	258,943	179,947	163,369	143,950	135,043	108,924	104,490
Russell 3000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index (USD)
Account Value	$ 10,000	$ 10,000	32,298	23,429	21,617	25,894	17,995	16,337	14,395	13,504	10,892	10,449
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index (USD)
Account Value	$ 100,000	$ 100,000	202,802	153,907	170,874	191,407	116,500	135,340	131,119	131,898	105,680	97,122
Russell 2000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index (USD)
Account Value	$ 10,000	$ 10,000	$ 20,280	$ 15,391	$ 17,087	$ 19,141	$ 11,650	$ 13,534	$ 13,112	$ 13,190	$ 10,568	$ 9,712